BALANCES AND TRANSACTIONS WITH EXECUTIVE OFFICERS AND CERTAIN SHAREHOLDERS (Schedule of Transactions Related Parties) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Executive officers [Member]
Disclosure of transactions between related parties [line items]
Revenues	$ 0	$ 0	$ 0
Cost of revenues			0
Other income	0
Participation in research and development expenses	0	0	0
Research and development expenses	570	541	978
Sales and marketing expenses	1,098	1,210	1,756
General and administrative expenses	1,111	1,409	1,440
Financing expenses		0	0
Certain shareholders [Member]
Disclosure of transactions between related parties [line items]
Revenues	811	329	500
Cost of revenues			17
Other income	3,500
Participation in research and development expenses	1,898	1,946	1,795
Research and development expenses	297	54	72
Sales and marketing expenses	0	0	0
General and administrative expenses	$ 0	0	0
Financing expenses		$ 212	$ 1,944